EMPLOYEE BENEFITS AND LIABILITIES	12 Months Ended
Dec. 31, 2021
Employee Benefits And Liabilities
EMPLOYEE BENEFITS AND LIABILITIES

NOTE 12: EMPLOYEE BENEFITS AND LIABILITIES

Employee benefits consist of short-term and post-employment benefits.

Defined contribution plans:

Section 14 to the Severance Pay Law, 1963 applies to all of the Company’s employees pursuant to which the fixed contributions paid by the Group into pension funds and/or policies of insurance companies release the Group from any additional liability to employees for whom said contributions were made. These contributions benefits represent defined contribution plans.

Expense in respect of defined contribution plans was $329 and $258 for the years ended December 31, 2021 and 2020, respectively.